Advances to joint ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Advances to joint ventures
Current portion of advances to joint ventures	$ 0	$ 0
Long-term advances to joint ventures	3,755	3,536
Advances/shareholder loans to joint ventures	$ 3,755	$ 3,536